LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 18,741	$ 20,149
Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	23,531	25,252
Interest	5,070	5,263
Principal	18,461	19,630
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	301	559
Interest	21	40
Principal	280	519
Less than one year [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	2,877	3,017
Interest	823	861
Principal	2,054	2,156
Less than one year [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	111	267
Interest	12	19
Principal	99	248
In more than one year, but not more than two [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	2,644	2,787
Interest	730	775
Principal	1,914	2,012
In more than one year, but not more than two [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	111	107
Interest	7	12
Principal	104	95
In more than two years but not more than five [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	6,621	6,700
Interest	1,765	1,861
Principal	4,856	4,840
In more than two years but not more than five [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	79	185
Interest	2	9
Principal	77	176
More than five years [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	11,389	12,748
Interest	1,752	2,126
Principal	9,637	10,622
More than five years [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments
Interest
Principal